Payroll and social security liabilities - Summary (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Non-current
Social security payable	$ 1,570	$ 1,581
Non-current payroll and social security liabilities	1,570	1,581
Current
Salaries payable	4,498	4,050
Social security payable	4,062	4,693
Provision for vacations	12,783	11,487
Provision for bonuses	16,014	9,734
Current payroll and social security liabilities	37,357	29,964
Total payroll and social security liabilities	$ 38,927	$ 31,545